(LOSS) EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Earnings per share [Table Text Block]

	Year Ended December 31,
	2017	2016
Net (loss) earnings for the year	($53,272)	$8,601

Weighted average number of shares on issue - basic	165,293,893	160,874,038
Adjustment for stock options	—	3,383,525
Weighted average number of shares on issue - diluted (1)	165,293,893	164,257,563

(Loss) earnings per share - basic	($0.32)	$0.05
(Loss) earnings per share - diluted	($0.32)	$0.05